Intangible Assets and Goodwill - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Additions other than through business combinations, intangible assets other than goodwill	€ 8,769,000	€ 26,486,000
Fully amortised intangible assets	7,058,000	2,555,000
Intangible assets other than goodwill	39,778,000	76,101,000	€ 94,049,000
Additions of intangible assets pending of payment	555,000	1,191,000
Commitments for acquisition of intangible assets	551,000	1,644,000
Impairment losses on non current assets	€ 26,755,000	23,690,000
Bottom of Range
Disclosure of detailed information about intangible assets [line items]
Average remaining amortization term	3 years
Top of Range
Disclosure of detailed information about intangible assets [line items]
Average remaining amortization term	5 years
Trademarks
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	€ 381,000	489,000
Impairment losses on non current assets	14,259,000
Customer Relationships
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	1,777,000	2,376,000
Capitalised development expenditure [member]
Disclosure of detailed information about intangible assets [line items]
Additions other than through business combinations, intangible assets other than goodwill	8,435,000	23,797,000
Intangible assets other than goodwill	31,393,000	66,308,000	66,408,000
Impairment losses on non current assets	6,670,000
Computer software
Disclosure of detailed information about intangible assets [line items]
Additions other than through business combinations, intangible assets other than goodwill	334,000	2,689,000
Intangible assets other than goodwill	6,227,000	6,928,000	€ 8,251,000
Impairment losses on non current assets	2,761,000
Patents and customer relationships
Disclosure of detailed information about intangible assets [line items]
Additions other than through business combinations, intangible assets other than goodwill	0	0
Internally generated [member] | Capitalised development expenditure [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	€ 7,402,000	€ 19,696,000